Restricted Net Assets (Details) - 6 months ended Jun. 30, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Restricted Net Assets [Abstract]
PRC statutory accounts	10.00%
General reserve fund	50.00%
Restricted net assets	¥ 264,059	$ 36,861